Annual Total Returns [BarChart] - AMG River Road Small-Mid Cap Value Fund - CLASS N SHARES	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	(0.12%)
Annual Return 2012	15.58%
Annual Return 2013	27.74%
Annual Return 2014	(0.33%)
Annual Return 2015	(2.76%)
Annual Return 2016	27.13%
Annual Return 2017	15.35%
Annual Return 2018	(6.44%)
Annual Return 2019	32.38%
Annual Return 2020	1.71%